TAXATION (Tables)	6 Months Ended
Dec. 31, 2024
TAXATION
Schedule of current tax

	Three-month period ended		Six-month period ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Current tax expense	(3,700,970)	2,611,796	(4,863,336)	(3,845,338)
Deferred tax	3,900,062	(10,945,183)	6,328,837	(4,917,089)
Total	199,092	(8,333,387)	1,465,501	(8,762,427)

Schedule of net deferred tax

	12/31/2024	12/31/2023
Beginning of the period deferred tax	(25,296,931)	(28,472,383)
Charge for the period	6,328,837	(4,917,089)
Conversion difference	(699,854)	(361,295)
Total net deferred tax	(19,667,948)	(33,750,767)

Schedule of reconciliation of the statutory tax rate to the effective tax rate

	Three-month period ended		Six-month period ended
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Earning before income tax-rate	406,149	9,571,888	(7,058,313)	7,322,464
Income tax expense by applying tax rate in force in the respective countries	339,932	(3,712,895)	2,382,343	(5,434,748)
Share of profit or loss of subsidiaries, joint ventures and associates	80,501	688,853	(15,763)	1,219,030
Stock options charge	(64,915)	(262,241)	(133,846)	(1,489,037)
Non-deductible expenses	(398,345)	266,854	(942,346)	(116,220)
Tax inflation adjustment	708,130	2,634,025	1,500,823	7,460,048
Result of inflation effect on monetary items and other finance results	(466,211)	(8,647,836)	(1,325,710)	(11,000,459)
Others	—	699,853	—	598,959
Income tax expenses	199,092	(8,333,387)	1,465,501	(8,762,427)

Schedule of income tax expense calculated by applying the tax rate in force

	Six-month period ended
	December 31, 2024			December 31, 2023
		Weight average			Weight average
	Earning before	applicable tax		Earning before	applicable tax
Tax jurisdiction	income tax-rate	rate	Income tax	income tax-rate	rate	Income tax
Low or null taxation jurisdictions	6,695,356	0.0%	—	(5,056,118)	0.0%	—
Profit-making entities	10,383,519	35.0%	(3,637,726)	26,813,257	33.6%	(9,007,794)
Loss-making entities	(24,137,188)	24.9%	6,020,069	(14,434,675)	24.8%	3,573,046
	(7,058,313)		2,382,343	7,322,464		(5,434,748)

	Three-month period ended
	December 31, 2024			December 31, 2023
		Weight average			Weight average
	Earning before	applicable tax		Earning before	applicable tax
	income tax-rate	rate	Income tax	income tax-rate	rate	Income tax
Low or null taxation jurisdictions	5,481,793	0.0%	—	(1,132,446)	0.0%	—
Profit-making entities	7,902,688	35.9%	(2,839,077)	14,168,259	33.0%	(4,679,136)
Loss-making entities	(12,978,332)	24.5%	3,179,009	(3,463,925)	27.9%	966,241
	406,149		339,932	9,571,888		(3,712,895)